Related party transactions (Disclosure of transactions between related parties) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Consulting and management fees	$ 657,390	$ 694,716	$ 3,006,160
Share-based compensation expense	1,044,397	0	0
Total	$ 1,701,787	$ 694,716	$ 3,006,160